Schedule of investments
Delaware Global Equity Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.35%
Communication Services — 2.13%
Orange	390,250	$ 3,877,074
		3,877,074
Consumer Discretionary — 10.23%
adidas AG	35,920	4,900,909
H & M Hennes & Mauritz Class B	316,590	3,405,325
Sodexo	55,550	5,320,794
Swatch Group	17,520	4,983,248
		18,610,276
Consumer Staples — 41.68%
Asahi Group Holdings	57,400	1,801,513
Clorox	48,730	6,838,281
Conagra Brands	61,320	2,373,084
Danone	99,230	5,229,248
Diageo	169,090	7,461,379
Essity Class B	201,710	5,283,003
Ingredion	57,840	5,664,271
Kao	107,400	4,300,419
Kimberly-Clark	48,650	6,604,238
Koninklijke Ahold Delhaize	312,190	8,969,493
Lamb Weston Holdings	56,520	5,050,627
Nestle	75,240	8,718,124
Unilever	149,600	7,563,520
		75,857,200
Healthcare — 20.73%
Fresenius Medical Care AG & Co.	89,220	2,919,605
Henry Schein †	92,860	7,416,728
Merck & Co.	65,180	7,231,721
Novo Nordisk Class B	36,440	4,920,355
Pfizer	85,590	4,385,632
Roche Holding	13,610	4,275,893
Smith & Nephew	489,570	6,566,749
		37,716,683
Industrials — 10.41%
Intertek Group	74,120	3,614,761
Knorr-Bremse	56,380	3,080,365
Makita	119,100	2,795,093
Otis Worldwide	25,400	1,989,074
Parker-Hannifin	7,010	2,039,910
Securitas Class B	650,540	5,421,349
		18,940,552
Information Technology — 9.54%
Amadeus IT Group †	132,110	6,865,802
SAP	62,990	6,499,351
Visa Class A	19,280	4,005,613
		17,370,766
	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 3.63%
Air Liquide	46,590	$ 6,603,088
		6,603,088
Total Common Stocks (cost $191,141,368)		178,975,639

Exchange-Traded Fund — 1.03%
Vanguard S&P 500 ETF	5,330	1,872,643
Total Exchange-Traded Fund (cost $1,883,319)		1,872,643

Short-Term Investments — 0.65%
Money Market Mutual Funds — 0.65%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	298,352	298,352
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	298,352	298,352
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	298,351	298,351
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	298,351	298,351
Total Short-Term Investments (cost $1,193,406)		1,193,406

Total Value of Securities—100.03% (cost $194,218,093)		182,041,688
Liabilities Net of Receivables and Other Assets—(0.03%)		(58,975)
Net Assets Applicable to 32,386,315 Shares Outstanding—100.00%		$181,982,713
†	Non-income producing security.
Summary of abbreviations:
AG – Aktiengesellschaft
ETF – Exchange-Traded Fund
S&P – Standard & Poor’s Financial Services LLC
NQ-QNV [12/22] 2/23 (2740509)    1